Commitments and contingencies (Details Narrative 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Rent expense	$ 87,683	$ 33,050	$ 122,236	$ 115,118